Guarantees and Contingent Liabilities - Summary of Contract or Notional Amounts of Letters of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Standby letters of credit [Member]
Guarantees And Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 16,891
Commercial [Member]
Guarantees And Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	295
Less Than One Year [Member] | Standby letters of credit [Member]
Guarantees And Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	7,778
Less Than One Year [Member] | Commercial [Member]
Guarantees And Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	252
Greater Than One Year [Member] | Standby letters of credit [Member]
Guarantees And Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	9,113
Greater Than One Year [Member] | Commercial [Member]
Guarantees And Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 43